Commitments and Contingencies - Summary of Warranty Accrual (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 3,970	$ 0	$ 3,735		$ 450
Provision	452	0	1,373	4,652		1,750
Warranty usage	(32)	0	(718)	(917)	(450)	(1,300)
Balance at end of period	$ 4,390	$ 0	$ 4,390	$ 3,735		$ 450